SHARE-BASED PAYMENTS - Black-scholes (Details)		12 Months Ended
	Aug. 12, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Y	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement
Stock options life | Y			5		5
Dividends | $	$ 0
Stock options
Disclosure of terms and conditions of share-based payment arrangement
Grant date fair value		$ 3,145,000	$ 3,145,000	$ 1,032,000	$ 1,032,000	$ 4,094,000	$ 1,294,000
Share price at grant date				$ 4.74
Expected volatility, share options granted			46.00%		45.00%
Stock options life | Y			3
Risk free interest rate of share options granted			2.90%		1.00%
Dividends | $			$ 0		$ 0
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date		$ 3.71
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date		$ 5.98